Taxes on Income - Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Taxes [Line Items]
Provision for taxes on income	$ 4,023	[1]	$ 1,071	[1]	$ 2,145	[1]
United States [Member]
Income Taxes [Line Items]
Current federal income taxes	1,349		(2,763)		10,151
Current state and local income taxes	208		(315)		68
Deferred federal income taxes	349		2,010		(10,005)
Deferred state and local income taxes	(242)		(6)		(93)
Total U.S. tax provision/(benefit)	1,664	[2],[3],[4]	(1,074)	[2],[3],[4]	121	[2],[3],[4]
International [Member]
Income Taxes [Line Items]
Current income taxes	2,202		2,212		1,516
Deferred income taxes	157		(67)		508
Total international tax provision	$ 2,359		$ 2,145		$ 2,024

[1]	In 2011, federal, state and international net tax liabilities assumed or established on the date of the acquisition primarily of King are excluded. In 2010 and 2009, federal, state and international net tax liabilities assumed or established on the date of the acquisition primarily of Wyeth are excluded. (See Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth and Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.)
[2]	In 2011, the Federal deferred income tax expense includes approximately $2.1 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be permanently reinvested overseas. (See Note 5C. Taxes on Income: Deferred Taxes.)
[3]	In 2010, the Federal current income tax benefit is primarily due to the tax benefit recorded in connection with our $1.4 billion settlement with the U.S. Internal Revenue Service and the reversal of $600 million of accruals related to interest on these unrecognized tax benefits. (See below). The Federal deferred income tax expense includes approximately $2.5 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be permanently reinvested overseas. (See Note 5C. Taxes on Income: Deferred Taxes).
[4]	In 2009, virtually all of the Federal current income tax expense was due to increased tax costs associated with certain business decisions executed to finance the Wyeth acquisition, including the decision to repatriate certain funds earned outside of the U.S. In addition, virtually all of the Federal deferred income tax benefit was due to a reduction of deferred tax liabilities recorded in connection with our acquisition of Wyeth. (See Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).